Note 17 - Segments (Tables)	12 Months Ended
Dec. 31, 2014
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2014	2013
Revenue
Disbursements (1)	$127,970	$140,893
Payments	77,693	59,073
Data Analytics	14,448	11,157
Total revenues	$220,111	$211,123

Depreciation and amortization
Disbursements	$7,522	$5,775
Payments	9,172	6,808
Data Analytics	2,378	2,037
Total depreciation and amortization	$19,072	$14,620

Income from operations
Disbursements	$17,035	$18,857
Payments	7,894	2,445
Data Analytics	2,209	4,550
Total income from operations	27,138	25,852
Interest income	92	88
Interest expense	(3,266)	(3,082)
Other income	678	622
Net income before income taxes	$24,642	$23,480